Taxes On Income (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Opening balance	$ 2,537	$ 3,363
Settlement of prior year tax positions	(447)	(878)
Additions for current year tax position	101	52
Closing balance	$ 2,191	$ 2,537